Discontinued Operations - Sale of Infusionz to Bloomios (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Revenues	$ 3,160,480	$ 5,223,242	$ 11,522,487	$ 20,960,812	$ 26,000,652	$ 36,441,695
Income (loss) from discontinued operations, net of tax	$ 0	$ 268,155	$ 0	$ 917,966	1,164,184	(1,370,124)
Discontinued Operations [Member]
Revenues					0	3,042,878
Cost of sales					0	1,803,643
Sales general and administrative expenses					71,976	1,300,102
Deprecation and amortization						10,576
Income (loss) from discontinued operations, net of tax					$ 71,976	$ (338,418)